Total International Stock Market Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
International Stock Funds (100.2%)
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	2,730,471	84,645
Vanguard Developed Markets Index Fund Admiral Shares	6,420,288	84,619
Vanguard Emerging Markets Stock Index Fund Admiral Shares	1,295,206	43,532
Vanguard European Stock Index Admiral Shares	595,405	39,892
Vanguard Pacific Stock Index Admiral Shares	352,146	28,689
Vanguard FTSE All-World Ex-US Small-Cap Index Fund Admiral Shares	833,263	21,015
Vanguard FTSE Canada All Cap Index ETF	186,542	4,727
Total Investment Companies (Cost $324,395)		307,119
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 2.098% (Cost $524)	5	523
Total Investments (100.4%) (Cost $324,919)		307,642
Other Assets and Liabilities-Net (-0.4%)		(1,189)
Net Assets (100%)		306,453

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At September 30, 2019, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. Futures Contracts: The portfolio uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its

Total International Stock Market Index Portfolio

clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the
Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The portfolio had no open futures contracts at September 30, 2019.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds				Capital	Sept. 30,
	2018		from	Realized	Change in		Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	3,401	NA1	NA1	—	—	56	—	523
Vanguard Developed
Markets Index Fund	54,990	33,009	9,286	586	5,320	1,801	—	84,619
Vanguard Emerging
Markets Stock Index
Fund	28,452	20,658	6,949	488	883	907	—	43,532
Vanguard European
Stock Index Fund	26,881	15,575	5,257	261	2,432	1,147	—	39,892
Vanguard FTSE Canada
All Cap Index ETF	—	4,765	—	—	(38)	29	—	4,727
Vanguard FTSE All-
World ex-US Index Fund	54,711	33,195	8,500	583	4,656	1,780	—	84,645
Vanguard FTSE All-
World ex-US Small-Cap
Index Fund Investor[2]	12,993	9,224	2,476	174	2,728	176	—	—
Vanguard FTSE All-
World ex-US Small-Cap
Index Fund Admiral[2]	—	406	151	5	(1,888)	110	—	21,015
Vanguard Pacific Stock
Index Fund	18,385	11,890	3,246	210	1,450	379	—	28,689
Total	199,813	128,722	35,865	2,307	15,543	6,385	—	307,642

1 Not applicable—purchases and sales are for temporary cash investment purposes.
2 On September 9, 2019 the portfolio’s underlying investment in Vanguard FTSE All-World ex-US Small Cap Investor Shares
converted to Vanguard FTSE All-World ex-US Small Cap Admiral Shares.